SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2013 and related information is as follows:

		Weighted average
			Remaining
			contractual	Aggregate
	Number of	Exercise	term	intrinsic
	options	price	(in Years)	value

Outstanding at January 1, 2013	2,323,634	$6.09	3.38	6,971
Granted	628,375	$9.87
Exercised *)	(744,858)	$5.54
Cancelled	(492,848)	$8.53
Forfeited	(750)	$4.16

Outstanding at December 31,
2013 **)	1,713,553	$7.01	3.03	8,782
Exercisable at December 31,
2013	676,203	$5.67	2.09	4,341

*)	During 2013, 744,845 share options were exercised under net-share settlement.

**)
Represents intrinsic value of 1,589,178 outstanding options that are in-the-money as of December 31, 2013. The remaining 124,375 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

Schedule of Option Activity by Price Range
The options outstanding under the Company's Stock Option Plan as of December 31, 2013 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of	Number	remaining	average	Number	average
exercise	of	contractual	exercise	of	exercise
price	options	life (years)	price	options	price

4.04-4.38	584,866	2.99	4.06	308,421	4.07
5.12-5.99	174,865	2.74	5.38	140,363	5.38
6.04-6.93	143,003	1.24	6.68	99,669	6.74
7.11-7.85	198,444	2.48	7.54	91,083	7.68
8.67	269,500	4.09	8.67	-	-
9.14-9.98	77,500	2.63	9.68	36,666	9.48
10.23-10.65	141,000	4.36	10.42	-	-
12.56-13.54	124,375	4.63	13.14	-	-

	1,713,553			676,203

Schedule of Restricted Stock Unit Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2013:

Year ended December 31,
2013

Outstanding at the beginning of year	-
Granted	200,000
Vested	-
Forfeited	-

200,000

The weighted average fair values at grant date of RSUs for the year ended December 31, 2013 was $ 10.85.

Schedule of Stock-Based Compensation Expense
The total stock-based compensation related to stock options and RSUs was recorded in the following items:

	Year ended December 31,
	2011	2012	2013

Cost of sales	$10	$16	$9
Research and development	108	221	255
Selling and marketing	78	168	181
General and administrative	987	651	1,081

Total Expenses	$1,183	$1,056	$1,526